SHARE-BASED PAYMENTS - Share-based Payments Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total carrying amount of liabilities for cash-settled arrangements (Note 26)	$ 28.0	$ 18.6
Share-Based Payment Arrangements, Current Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related to equity-settled compensation plans	4.6	5.2
Expense related to cash-settled compensation plans	10.4	0.1
Total expense recognized as compensation expense	$ 15.0	$ 5.3